Condensed Consolidated Statements of Operations and Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or Loss [Abstract]
Revenue	$ 225,710	$ 218,735
Cost of revenue	(216,115)	(160,199)
Gross profit	9,595	58,536
Selling expenses	(3,019)	(3,863)
General and administrative expenses	(35,527)	(30,821)
Research and development expenses	(79,591)	(29,212)
Other operating income / (expenses)	(4,054)	3,177
Other net gains / (losses)	394,599	(13,020)
Profit / (loss) from operations	282,003	(15,203)
Finance income / (expenses)	(23,036)	107
Profit / (loss) before taxation	258,967	(15,096)
Income tax benefits / (expenses)	2,773	(2,041)
Profit / (loss) for the periods	261,740	(17,137)
Other comprehensive income / (loss)
Profit / (loss) for the periods	261,740	(17,137)
Item that may be reclassified to profit or loss
- Exchange differences on translation of financial statements	149	46
Other comprehensive income for the periods, net of tax	149	46
Total comprehensive income / (loss) for the periods	$ 261,889	$ (17,091)
Earnings/ (loss) per share
Basic (in Dollars per share)	$ 1.36	$ (0.14)
Diluted (in Dollars per share)	$ (0.58)	$ (0.14)
Weighted average number of shares outstanding (thousand shares)
Basic (in Shares)	192,095	120,686
Diluted (in Shares)	228,946	120,686